Trade and other payables	6 Months Ended
Jun. 30, 2025
Trade and other payables
Trade and other payables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

14.Trade and other payables

	June 30,	December 31,
	2025	2024*
	$'m	$'m

Non‑current
Deferred revenue	94.3	45.4
Other payables	16.4	5.2
	110.7	50.6
Current
Trade payables	201.9	232.9
Deferred revenue	32.2	19.5
Withholding tax payable	12.0	2.2
Payroll and other related statutory liabilities	26.6	42.8
VAT payables	30.3	30.0
Other payables	46.0	49.7
	349.0	377.1

*Revised for a correction to the current/non-current classification of deferred revenue (see note 21).

Non-current deferred revenue includes payments received in advance from customers for long-term lease arrangements of fiber network infrastructure. The increase at June 30, 2025 primarily reflects payments received during the period for such arrangements.